Share based compensation - Fair Value Assumptions (Details) - company	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Assumptions used to estimate the fair values of the share options granted using the Black-Scholes option-pricing model
Expected term (in years)		5 years	5 years	5 years
Expected volatility (as a percent)		60.00%	60.00%	60.00%
Risk free rate, minimum (as a percent)		1.04%
Risk free rate (as a percent)			1.73%	0.89%
Risk free rate, maximum (as a percent)		1.54%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Number of companies with similar attributes, considered for expected volatility rate computation	7